Scharf Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 88.7%	Shares	Value
Aerospace & Defense - 2.5%
Lockheed Martin Corp.	23,597	$11,022,159

Automobile Components - 2.0%
Gentex Corp.	257,343	8,675,033

Beverages - 3.9%
Heineken N.V.	173,694	16,797,396

Capital Markets - 5.0%
Brookfield Corp.	525,463	21,827,733

Chemicals - 3.1%
Air Products and Chemicals, Inc.	52,801	13,625,298

Commercial Services & Supplies - 1.6%
MillerKnoll, Inc.	256,118	6,784,566

Entertainment - 1.6%
Walt Disney Co.	70,077	6,957,945

Financial Services - 13.9%
Berkshire Hathaway, Inc. - Class B(a)	52,527	21,367,983
Fiserv, Inc.(a)	151,765	22,619,056
Visa, Inc. - Class A	61,239	16,073,400
		60,060,439

Ground Transportation - 6.2%
U-Haul Holding Co.	198,506	11,914,330
Union Pacific Corp.	65,477	14,814,826
		26,729,156

Health Care Equipment & Supplies - 2.3%
Smith & Nephew PLC	789,545	9,786,973

Health Care Providers & Services - 14.0%
Centene Corp.(a)	249,314	16,529,518
CVS Health Corp.	226,579	13,381,756
McKesson Corp.	52,704	30,781,244
		60,692,518

Hotels, Restaurants & Leisure - 4.8%
Booking Holdings, Inc.	2,240	8,873,760
Compass Group PLC	429,797	11,735,368
		20,609,128

Insurance - 6.2%
Aon PLC - Class A	29,515	8,665,013
Markel Group, Inc.(a)	11,383	17,935,738
		26,600,751

Media - 5.0%
Comcast Corp. - Class A	547,565	21,442,645

Oil, Gas & Consumable Fuels - 1.3%
Occidental Petroleum Corp.	85,860	5,411,756

Personal Care Products - 2.2%
Kenvue, Inc.	1	18
Unilever PLC - ADR	175,386	9,644,476
		9,644,494

Pharmaceuticals - 3.5%
Novartis AG - ADR	143,269	15,252,418

Software - 9.6%
Microsoft Corp.	49,327	22,046,703
Oracle Corp.	138,151	19,506,921
		41,553,624
TOTAL COMMON STOCKS (Cost $273,035,398)		383,474,032

PREFERRED STOCKS - 3.9%
Technology Hardware, Storage & Peripherals - 3.9%
Samsung Electronics Co. Ltd., 0.00%	363,260	16,784,116
TOTAL PREFERRED STOCKS (Cost $10,398,106)		16,784,116

REAL ESTATE INVESTMENT TRUSTS - 3.1%
Realty Income Corp.	257,363	13,593,914
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,421,446)		13,593,914

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class Z, 5.17%(b)	2,735,000	2,735,000

U.S. Treasury Bills - 3.3%	Par
5.27%, 10/31/2024(c)	$9,350,000	9,186,342
5.11%, 01/23/2025(c)	5,000,000	4,859,734
		14,046,076
TOTAL SHORT-TERM INVESTMENTS (Cost $16,781,216)		16,781,076

TOTAL INVESTMENTS - 99.6% (Cost $314,636,166)		430,633,138
Other Assets in Excess of Liabilities - 0.4%		1,739,048
TOTAL NET ASSETS - 100.0%		$432,372,186

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	The rate shown is the effective yield as of June 30, 2024.

Scharf Fund

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$383,474,032	$–	$–	$383,474,032
Preferred Stocks	16,784,116	–	–	16,784,116
Real Estate Investment Trusts	13,593,914	–	–	13,593,914
Money Market Funds	2,735,000	–	–	2,735,000
U.S. Treasury Bills	–	14,046,076	–	14,046,076
Total Investments	$416,587,062	$14,046,076	$–	$430,633,138

Refer to the Schedule of Investments for additional information.